Form N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Creation Date	Aug. 06, 2026
Document Effective Date	Aug. 06, 2026
Document Period End Date	Mar. 31, 2026